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                          GROUP VARIABLE ANNUITY CONTRACTS
                              SEPARATE ACCOUNT ELEVEN
                               STANDARD (SERIES II)
                          HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-72042



     SUPPLEMENT DATED OCTOBER 28, 2005 TO THE PROSPECTUS DATED MAY 3, 2005

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             SUPPLEMENT DATED OCTOBER 28, 2005 TO YOUR PROSPECTUS

For Contracts issued in connection with Employer-sponsored retirement programs, the Contract Owner decides which Sub-Accounts described in this Prospectus are available to Participants. As a result, if you are a Participant in an Employer-sponsored retirement program, you may not be able to allocate Contributions to all of the Sub-Accounts described in this Prospectus. For additional information describing which Sub-Accounts are available to you, please refer to the materials describing your Employer's program.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV- 5308